Revenues - Summary of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 121,814	$ 17,497	¥ 66,487	¥ 31,695
Products air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	85,222	12,241	2,122
Products smart city management solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,441	638	30,455	1,229
Products aerial media solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	469	68
Products others [Member]
Disaggregation of Revenue [Line Items]
Revenues	711	102	1,648	12,269
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	90,843	13,049	34,225	13,498
Services aerial media solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	30,277	4,348	31,275	18,197
Services air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	694	100	987
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 30,971	$ 4,448	¥ 32,262	¥ 18,197